Retirement Benefits - Fair Value of Company's United States and United Kingdom Pension Plan Assets, by Asset Category (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 5,104	$ 4,988
Fair Value Inputs Level 1 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	873	938
Fair Value Inputs Level 1 [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,923	1,687
Fair Value Inputs Level 1 [Member] | U.K. government guaranteed bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,728	2,148
Fair Value Inputs Level 1 [Member] | Equity Warrant Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	231	212
Fair Value Inputs Level 1 [Member] | Interest Rate Swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 1 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	349	3
Fair Value Inputs Level 1 [Member] | Equity Securities Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 1 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 1 [Member] | All Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 1 [Member] | Asset-backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0
Fair Value Inputs Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	1,252	1,403
Fair Value Inputs Level 2 [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | Corporate Bond Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | U.K. government guaranteed bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | Equity Warrant Asset [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | Interest Rate Swap [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	504
Fair Value Inputs Level 2 [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fair Value Inputs Level 2 [Member] | Equity Securities Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	574	685
Fair Value Inputs Level 2 [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	228	272
Fair Value Inputs Level 2 [Member] | All Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	(52)	(58)
Fair Value Inputs Level 2 [Member] | Asset-backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 502